Document and Entity Information	Nov. 06, 2025
Cover [Abstract]
Entity Registrant Name	UNION PACIFIC CORP
Amendment Flag	false
Entity Central Index Key	0000100885
Document Type	8-K
Document Period End Date	Nov. 06, 2025
Entity Incorporation State Country Code	UT
Entity File Number	1-6075
Entity Tax Identification Number	13-2626465
Entity Address, Address Line One	1400 Douglas Street
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68179
City Area Code	(402)
Local Phone Number	544-5000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock (Par Value $2.50 per share)
Trading Symbol	UNP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false